Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations
Our contractual obligations primarily consist of operating lease obligations and capital commitments. The following table sets forth a breakdown of our contractual obligations as of December 31, 2017 and their maturity profile:

For the years ending December 31,
	2018	2019	2020	2021	2022	2023 and thereafter	Total
	$	$	$	$	$	$	$
Future minimum lease payments under non-cancelable operating lease agreements	-	-	-	-	-	-	-
Capital contributions (1)	-	-	-	-	-	-	-
Total	-	-	-	-	-	-	-

(1)
The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2017, SGOCO International had injected capital of $2.2 to SGOCO Shenzhen. Initially, SGOCO International was required to pay $1,000 and the remaining $4,000 within 3 months and within one year, respectively, of the date of issuance of the subsidiary’s business license according to PRC registration capital management rules. According to the revised PRC company law which became effective on March 1, 2014, it has abolished the time requirement of the registered capital contributions. SGOCO International has its own discretion to consider the timing of the registered capital contributions. SGOCO International is in the process of amending the charter to adopt the requirement of the revised PRC company law.